Discontinued Operation (Tables)	3 Months Ended
Mar. 31, 2014
Discontinued Operation [Abstract]
Assets, Liabilities And Operating Results Of Discontinued Operation

Assets and Liabilities of Discontinued Operation (dollars in millions)

	March 31, 2014	December 31, 2013
Assets:
Assets held for sale	$ 3,283.6	$ 3,374.5
Cash	87.9	94.5
Other assets	349.7	352.4
Total assets	$ 3,721.2	$ 3,821.4

Liabilities:
Long-term borrowings (secured)	$ 3,160.3	$ 3,265.6
Other liabilities	11.8	12.0
Total Liabilities	$ 3,172.1	$ 3,277.6

Operating Results of Discontinued Operation (dollars in millions)

	Quarters Ended March 31,
	2014	2013
Total interest income	$ 21.2	$ 34.2
Total interest expense	(19.0)	(17.8)
Other income	3.0	0.1
Operating expenses	(2.2)	(4.4)
Income from discontinued operation before provision for income taxes	3.0	12.1
Provision for income taxes	(0.7)	(2.4)
Income from discontinued operation, net of taxes	$ 2.3	$ 9.7